Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Balance Sheets
Summary of Related Party Transactions and Balances

The Company has transactions in the normal course of business with its shareholders, CEHL and their affiliates. The following tables summarize related party transactions and balances (in thousands):

	As of December 31,
	2013	2012
CEHL, accounts receivable	$1,026	$6,103
CEHL, other current assets	624	624
CEHL, accounts payable	292	10,213
CEHL, note payable-related party	6,496	-
CEHL, accrued expenses	804	25
CEHL, long-term note payable-related party	-	872

Income Statements
Summary of Related Party Transactions and Balances
	Year Ended December 31,
	2013	2012	2011
CEHL, total operating (income) and expenses	$(1,167)	$81	$3,243
CEHL, other expense, net	99	122	120